LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2024
LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT [Abstract]
Aggregate Annual Principal Payments of Debt
As of June 30, 2024, the Company has the following scheduled principal repayments required to be made under the Company’s debt facilities as follows:
Debt repayments in $’000s	Total	2024*	2025	2026	2027	2028	Thereafter
2019 Senior Secured Credit Facility	78,601	5,290	73,311	-	-	-	-
Financing of 2018-built Vessels	82,747	4,646	9,534	9,974	10,434	48,159	-
Financing of 2022-built Vessels	76,609	2,773	5,500	5,500	5,500	5,515	51,821
Financing of Nordic Hawk	50,548	3,025	6,016	6,000	6,000	6,016	23,491
Total	288,505	15,734	94,361	21,474	21,934	59,690	75,312

*Q3 and Q4 2024 repayments